Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB TRUST
Prospectus Date	rr_ProspectusDate	Feb. 26, 2021
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2021